Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Currency Exchange Rates [Abstract]
Balance sheet items, except for equity accounts	6.7851	7.1636
Items in the consolidated statements of operations and comprehensive (loss)/income, and statements of cash flows	0.06994	0.072143	0.072248